As filed with the Securities and Exchange	Registration No. 333-70600
Commission on December 15, 2010	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N -4
POST-EFFECTIVE AMENDMENT NO. [ 27 ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. [ ]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B (Exact name of Registrant)
ING USA ANNUITY AND LIFE INSURANCE COMPANY (Name of Depositor)
1475 Dunwoody Drive West Chester, Pennsylvania 19380-1478 (Address of Depositor’s Principal Executive Offices) (Zip Code) Depositor’s Telephone Number, including Area Code (610) 425-3400
J. Neil McMurdie, Senior Counsel ING One Orange Way, C1S Windsor, CT 06095-4774 (860) 580-2824	Nicholas Morinigo, Esq. ING Americas (U.S. Legal Services) 1475 Dunwoody Drive West Chester, PA 19308-1478 (610) 425-3447

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _____________________ pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _____________________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2010 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 27 by reference to Registrant’s filing under Rule 485(b) as filed on April 21, 2010 and under Rule
497(e) as filed on June 14, 2010 and July 8, 2010.

A supplement dated December 15, 2010 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 27.

ING USA Annuity and Life Insurance Company
and its Separate Account B

ING Rollover ChoiceSM Variable Annuity Contracts

Supplement dated December 15, 2010 to the Contract Prospectus, dated April 30, 2010, as amended.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC.
Accordingly, all references to ING Funds Distributor, LLC in the Contract Prospectus are deleted and replaced with
ING Investments Distributor, LLC.

Please Note: The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding Fund Changes

1.	Effective August 31, 2010, the following fund is changed from non-diversified to diversified:
	•	ING Clarion Global Real Estate Portfolio

2.	Effective January 4, 2011, the investment objective for ING Thornburg Value Portfolio will change to “Seeks long-term capital appreciation, and secondarily current income.”

3.	Effective after the close of business on or about January 21, 2011, the following fund name changes, subadviser changes, and investment objective changes will occur:

The ING Marsico International Opportunities Portfolio will:
	•	Change its subadviser to T. Rowe Price Associates, Inc.; and
	•	Change its name to ING T. Rowe Price International Stock Portfolio.

The ING Oppenheimer Global Strategic Income Portfolio will:
	•	Change its subadviser to ING Investment Management Co. (“ING IM”), under an interim-subadvisory agreement;
	•	Change its name to ING Global Bond Portfolio; and
	•	Change its investment objective to “Seeks to maximize total return through a combination of current income and capital appreciation.”

Accordingly, effective after the close of business on or about January 21, 2011, all references to ING Marsico
International Opportunities Portfolio and ING Oppenheimer Global Strategic Income Portfolio in the Contract
Prospectus will be deleted and replaced with ING T. Rowe Price International Stock Portfolio and ING Global
Bond Portfolio, respectively.

X.70600-10C		1 of 3	December 2010

4.	Effective as of the dates noted above, the information for the ING Clarion Global Real Estate Portfolio, ING
Marsico International Opportunities Portfolio, ING Oppenheimer Global Strategic Income Portfolio and ING
Thornburg Value Portfolio appearing in the Contract Prospectus under Appendix B–The Funds is deleted and replaced with the following:

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Clarion Global Real	Seeks to provide investors with high total return, consisting of capital appreciation and current income.
Estate Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: ING Clarion Real Estate Securities
LLC

ING Partners, Inc. – ING Global Bond Portfolio	Seeks to maximize total return through a combination of current income and capital appreciation.
(formerly ING Oppenheimer Global Strategic
Income Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Investors Trust – ING T. Rowe Price	Seeks long-term growth of capital.
International Stock Portfolio (formerly ING
Marsico International Opportunities Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING Partners, Inc. – ING Thornburg Value	Seeks long-term capital appreciation, and secondarily current income.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment Management,
Inc.

Important Information Regarding Fund Closure

1.	Effective after the close of business on or about January 21, 2011, the ING Growth and Income Portfolio
(Class S) will be closed to new investments. There will be no further information regarding the ING Growth and
Income Portfolio (Class S) in future Contract Prospectuses.

2.	Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccount that invests in ING Growth and Income Portfolio (Class S) after the date noted above will be automatically allocated proportionally among the other subaccount(s) in your current allocation.

X.70600-10C	2 of 3	December 2010

Notice of Upcoming Fund Reorganizations

1.	The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about January 21, 2011, (the “Reorganization Date”) the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV)
ING Legg Mason ClearBridge Aggressive Growth Portfolio (Class S)	ING Large Cap Growth Portfolio (Class S)

2.	As a consequence of the reorganization involving the ING American Funds Growth-Income Portfolio referenced above, effective on the Reorganization Date, Class ADV of ING Growth and Income Portfolio will automatically be added to your contract as an investment option. The information about the ING Growth-Income Portfolio in
Appendix B–The Funds remains unchanged.

Important Information about the Upcoming Fund Reorganizations

•	Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a
Disappearing Portfolio to any other available subaccount or any available fixed interest option. See also the
Transfers Among Your Investments section of your Contract Prospectus for further information about making transfers, including limits on transfers.
•	On the Reorganization Date, your investment in a subaccount that invests in a Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value.
•	You will not incur any fees or charges or any tax liability because of the reorganizations.
•	Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccounts that invest in the Disappearing Portfolios after the Reorganization Date will be automatically allocated to the subaccounts that invest in the corresponding Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

Customer Service Center
P.O. Box 9271
Des Moines, Iowa 50306-9271

1-800-366-0066

•	After the Reorganization Date, each Disappearing Portfolio will no longer exist and all references to them in the Contract Prospectus will be replaced by the corresponding Surviving Portfolio.

3.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

X.70600-10C	3 of 3	December 2010

SEPARATE ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:
(a)(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2009
	-	Statements of Operations for the year ended December 31, 2009
	-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2009, 2008 and
2007
	-	Balance Sheets as of December 31, 2009 and 2008
	-	Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2009, 2008 and 2007
	-	Statements of Cash Flows for the years ended December 31, 2009, 2008 and
2007
	-	Notes to Financial Statements

(b) Exhibits
(1)		Resolution of the Board of Directors of ING USA Annuity and Life Insurance
Company authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600;
811-5626).
(2)		Not applicable
(3.1)		Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004 • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-90516).
(3.2)		Master Selling Agreement • Incorporated by reference to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on May 12, 2006 (File Nos. 333-70600).
(4.1)		Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on December
11, 2001 (File Nos. 333-70600).

(4.2)	Variable Annuity Contract (GA-IA-1102) • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.3)	Variable Annuity Certificate (GA-CA-1102) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December 11, 2001
(File No. 333-70600).
(4.4)	GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.5)	Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on December 11, 2001 (File No. 333-70600).
(4.6)	Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.7)	Simple Retirement Account Rider • Incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File No. 033-23351).
(4.8)	403(b) Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 15, 2003 (File No. 033-23351).
(4.9)	Individual Retirement Annuity Rider • Incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.10)	ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-
4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 1, 2003 (File No. 333-70600).
(4.12)	Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File No. 333-28679).

(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life Pay)
(IU-RA-3023) • Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider
with Reset (Life Pay) (IU-RA-3023) • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-
70600).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint Life
Pay) (IU-RA-3029) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.16)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
Life Pay) (IU-RA-3061) • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on August 15, 2007 (File No. 333-70600).
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (Life Pay)
(IU-RA-3062) • Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on August 15, 2007 (File No. 333-70600).
(4.18)	Surrender Charge Endorsement (IU-RA-3018) to Contract GA-IA-1102 and
Certificate GA-CA-1102 and Master Contract GA-MA-1102 • Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(4.19)	Minimum Guaranteed Income Benefit Rider (IU-RA-3030) • Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(4.20)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (IU-
RA-3077) • Incorporated by reference to Post-Effective Amendment No. 25 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-70600).
(4.21)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (IU-
RA-3078) • Incorporated by reference to Post-Effective Amendment No. 25 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-70600).
(4.22)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(Life Pay Plus) (IU-RA-4010(DE)(RC)) • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-
70600).

(4.23)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(Life Pay Plus) (IU-RA-4011(DE)(RC)) • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-
70600).
(5.1)	Variable Annuity Application (GA-CDF-1105(08/06)) • Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on August 3,
2006 (File No. 333-70600).
(5.2)	Variable Annuity Application (GA-CDF-1105(08/07)) • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on August
15, 2007 (File No. 333-70600).
(5.3)	Deferred Variable Annuity Application (GA-CDF-1105(12/08)) • Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(6.1)	Restated Articles of Incorporation Providing for the Redomestication of Golden
American Life Insurance Company dated July 2 and 3, 2003, effective January 1,
2004 • Incorporated by reference to Company's 10-K, as filed with the SEC on
March 29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company dated November 20, 2003, effective January 1,
2004 • Incorporated by reference to the Company's 10-K, as filed with the SEC on
March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4,
2004, effective March 11, 2004 • Incorporated by reference to the Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).
(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
effective January 1, 2005 • Incorporated by reference to Registrant’s Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-
87270).
(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) •
Incorporated by reference to Post-Effective Amendment No. 3 to a Registration
Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File No. 333-
28679).
(7)	Not applicable

(8.1)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.2)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.3)	Letter Agreement dated May 16, 2007 between Reliastar Life Insurance Company of
New York, Fidelity Distributors Corporation, Variable Insurance Products Fund,
Variable Insurance Products Fund II and Variable Insurance Products Fund V •
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on September 5, 2007.
(8.4)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.5)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.6)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.7)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.

(8.8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.9)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.10)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.11)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.12)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.13)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.

(8.14)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.15)	Second Amended and Restated Fund Participation Agreement dated September 2,
2003 as amended and restated on May 17, 2004 and further amended and restated on
January 1, 2007 among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC,
ING Funds and Distributors, LLC, American Funds Insurance Series and Capital
Research and Management Company • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as
filed on July 6, 2007.
(8.16)	Participation Agreement made as of April 29, 2010 by and among ING Investors
Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group
Inc. and Dimensional Fund Advisors LP • Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 333-28679), as
filed on December 15, 2010.
(8.17)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.18)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.19)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 •
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.20)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.

(8.21)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.22)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.23)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.24)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.25)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
• Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.26)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.27)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.

(8.28)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 • Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.29)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.30)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.31)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.32)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.33)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.

(8.34)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.35)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.36)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.37)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.

(8.38)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.39)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.40)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.41)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.42)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.

(8.43)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.44)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.45)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.46)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.47)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.48)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April
16, 1997.
(8.49)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. dated March 11, 1997 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.

(8.50)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended
December 1, 1999 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2007.
(8.51)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.52)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.53)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.54)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.55)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23,
2008.
(8.56)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.

(8.57)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.58)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.59)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.60)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.61)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.62)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 •
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033- 75962), as filed on April 13, 2005.
(8.63)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333- 139695), as filed on December 21, 2007.

(8.64)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Michael S. Smith[1]	Director and President
Thomas J. McInerney[2]	Director and Chairman
Lynne R. Ford[3]	Director
Robert G. Leary[3]	Director
Catherine H. Smith[2]	Director and Senior Vice President
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Donald W. Britton[4]	Director
Steven T. Pierson[4]	Senior Vice President and Chief Accounting Officer
Boyd G. Combs[4]	Senior Vice President, Tax
Mark B. Kaye[2]	Senior Vice President
Timothy T. Matson[2]	Senior Vice President
Daniel P. Mulheran[5]	Senior Vice President
David S. Pendergrass[4]	Senior Vice President and Treasurer
Prakash Shimpi[3]	Senior Vice President
Linda E. Senker[1]	Vice President and Chief Compliance Officer
Joy M. Benner[1]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of this director and these officers is 1475 Dunwoody Drive,
West Chester, Pennsylvania 19380.
2	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
3	The principal business address of these directors and this officer is 230 Park Avenue, 13th
Floor, New York, New York 10169.
4	The principal business address of this director and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.

5	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of
Denver Insurance Company (File No. 333-168047), as filed with the Securities and Exchange
Commission on October 6, 2010.

Item 27. Number of Contract Owners

As of November 30, 2010, there were 315,575 qualified contract owners and 186,782 non-
qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its
Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life
Insurance Company of New York through its Separate Account NY-B. Also, Directed
Services LLC serves as investment advisor to ING Investors Trust and ING Partners,
Inc.

(b)	The following information is furnished with respect to the officers and directors of
Directed Services LLC, the Registrant’s Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter

Ann Hughes	President and Director
Frisco, TX 75035
William L. Lowe	Director
One Orange Way
Windsor, Ct 06095-4774
Shaun P. Mathews	Executive Vice President
10 State House Square
Hartford, CT 06103
Kimberly Anderson	Senior Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
Joseph M. O’Donnell	Senior Vice President and Investment Advisor
7337 E. Doubletree Ranch Road	Chief Compliance Officer
Scottsdale, AZ 85258

Michael J. Roland	Senior Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
Stanley D. Vyner	Senior Vice President
230 Park Ave., 13th Floor
New York, NY 10169
Richard E. Gelfand	Chief Financial Officer
William Wilcox	Chief Compliance Officer
One Orange Way
Windsor, CT 06095-4774
Julius A. Drelick, III	Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
William A. Evans	Vice President
10 State House Square
Hartford, CT 06103
Heather Hackett	Vice President
230 Park Ave., 13th Floor
New York, NY 10169
Jody H. Hrazanek	Vice President
230 Park Ave.
New York, NY 10169
Todd R. Modic	Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
David S. Pendergrass	Vice President and Treasurer
5780 Powers Ferry Road, N.W.
Atlanta, GA 30327-4390
Jason Rausch	Vice President
230 Park Ave.
New York, NY 10169
Spencer T. Shell	Vice President and Assistant Treasurer
5780 Powers Ferry Road, N.W.
Atlanta, GA 30327-4390
Paul L. Zemsky	Vice President
230 Park Ave.
New York, NY 10169
Bruce Kuennen	Attorney-in-Fact

Joy M. Benner	Secretary
20 Washington Avenue South
Minneapolis, MN 55401
Randall K. Price	Assistant Secretary
20 Washington Avenue South
Minneapolis, MN 55401
Susan M. Vega	Assistant Secretary
20 Washington Avenue South
Minneapolis, MN 55401
G. Stephen Wastek	Assistant Secretary
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	2009 Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

Directed Services LLC	$267,979,532	$0	$0	$0

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa
50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327-4390, and at One Orange Way, Windsor, Connecticut 06156-
4774.

Item 31. Management Services

None.

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request; and
(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv)
a reduction in the credit rating of ING Life Insurance and Annuity Company’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+
or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING
Life Insurance and Annuity Company.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.
2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the
Town of Windsor, State of Connecticut, on the 15th day of December, 2010.

SEPARATE ACCOUNT B (Registrant)

	By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY (Depositor)

	By:	Michael S. Smith* Michael S. Smith President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Michael S. Smith*	Director and President	)
Michael S. Smith		)
)
Thomas J. McInerney*	Director and Chairman	)
Thomas J. McInerney		)
)
Catherine H. Smith*	Director and Senior Vice President	)	December
Catherine H. Smith		)	15, 2010
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Lynne R. Ford*	Director	)
Lynne R. Ford		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Ewout Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout Steenbergen	Officer	)

)
	Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
	Steven T. Pierson		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

*Executed by J. Neil McMurdie on behalf of those indicated pursuant to Power of Attorney

SEPARATE ACCOUNT B EXHIBIT INDEX
Exhibit No.	Exhibit
24 (b)(9)	Opinion and Consent of Counsel	_______
24(b) (10)	Consent of Independent Registered Public Accounting Firm	_______
24(b) (13)	Powers of Attorney	_______